Nature of Business and Reverse Stock Split (Details Narrative) (10-K) - USD ($)	Jul. 11, 2019	Mar. 31, 2020	Jul. 10, 2019	Jun. 30, 2019	Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reverse stock split	1-for-10 reverse split
Common stock shares outstanding	5,101,580	5,108,407	51,000,868	5,101,580	3,106,103
Common stock shares authorized	30,000,000	30,000,000	300,000,000	30,000,000	30,000,000
Preferred stock shares authorized	500,000	500,000	5,000,000	500,000	500,000
Preferred stock par value	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock par value	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock shares outstanding description	The number of the Company's outstanding shares, the Company's loss per share in all periods presented was increased by a factor of ten.
Reclassified from common stock to additional paid-in capital	$ 46,000